OPERATING LEASES	12 Months Ended
Dec. 31, 2013
OPERATING LEASES
OPERATING LEASES

NOTE 11—OPERATING LEASES

        The Corporation currently maintains four operating leases for office locations. The first operating lease, for our location in Birmingham, was originated in September 2005 and had an original term of 66 months with an option to renew for an additional five year period. The original term of this was extended during 2011 for an additional three year term.

        The second operating lease, for a second location in Manistique, was executed in April 2010, the terms of which began at that time. The original term of this lease is three years and will automatically renew and extend for four additional consecutive terms of two years each.

        The third operating lease, for a loan production office in Traverse City, was executed in May 2012, the terms of which began in August 2012. The original term of this lease is three years with options for two consecutive renewal terms of three years each.

        The fourth operating lease was initiated in December 2013 as the Corporation consolidated its banking offices in Marquette. The original term of this lease is 15 years with options for two consecutive renewal terms of four years each.

        Future minimum payments for base rent, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2014	$515
2015	447
2016	426
2017	435
2018	444
Thereafter	4,954

Total	$7,221

        Rent expense for all operating leases amounted to $280,000 in 2013, $269,000 in 2012, and $260,000 in 2011.